Supplement to the currently effective PROSPECTUS

Deutsche Real Estate Securities Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2004.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Robert Thomas, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2004.

•	Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
•	Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.
•	BS, University of Southern California.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

•	Joined Deutsche Asset Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.
•	Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
•	Investment industry experience began in 1996.
•	BS, University of Illinois at Urbana-Champaign.

Robert Thomas, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.

•	Joined Deutsche Asset Management in 2017; previously served as the Head of North American Property Equities and Portfolio Manager at Henderson Global Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.
•	Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
•	Investment industry experience began in 2002.
•	BA in Economics, Duke University; MBA, Finance / Management and Strategy, Kellogg School of Management, Northwestern University.

Please Retain This Supplement for Future Reference

January 3, 2017

PROSTKR-752